BT INVESTMENT FUNDS

PACIFIC BASIN EQUITY FUND
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SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1997

Please delete the third paragraph on page 16 in its entirety and replace it with the following:

     "The Pacific Basin Equity Portfolio will not invest more than 20% of the value of its total assets in issuers domiciled in China.
Issuers domiciled in Hong Kong are not subject to this limitation."



October 14, 1997

EDGEWOOD SERVICES, INC.
Distributor



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Cusip: 055922736
SUPP496 (10/97)